Summary of Significant Accounting Policies - Schedules of Concentration of Risk, by Risk Factor (Detail) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Concentration Risk [Line Items]
Gross revenue generated	$ 59,447	$ 335,187	$ 101,195	$ 386,197	$ 621,106	$ 2,062,083	$ 1,176,829
Accounts Receivable [Member] | Credit Concentration Risk [Member]
Concentration Risk [Line Items]
Accounts Receivable Amount					$ 8,774	$ 339,735
Concentration Risk, Percentage					100.00%	100.00%
Accounts Receivable [Member] | Customer A [Member] | Credit Concentration Risk [Member]
Concentration Risk [Line Items]
Accounts Receivable Amount						$ 150,000
Concentration Risk, Percentage						44.20%
Accounts Receivable [Member] | Customer B [Member] | Credit Concentration Risk [Member]
Concentration Risk [Line Items]
Accounts Receivable Amount						$ 115,200
Concentration Risk, Percentage						33.90%
Accounts Receivable [Member] | Subtotal [Member] | Credit Concentration Risk [Member]
Concentration Risk [Line Items]
Accounts Receivable Amount						$ 265,200
Concentration Risk, Percentage					0.00%	78.10%
Sales Revenue, Net [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Gross revenue generated					$ 629,132	$ 2,062,083
Concentration Risk, Percentage					100.00%	100.00%
Sales Revenue, Net [Member] | Customer A [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Gross revenue generated					$ 203,165	$ 325,000
Concentration Risk, Percentage					32.30%	15.80%
Sales Revenue, Net [Member] | Customer B [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Gross revenue generated					$ 175,000
Concentration Risk, Percentage					27.80%
Sales Revenue, Net [Member] | Customer C [Member]
Concentration Risk [Line Items]
Gross revenue generated					$ 629,132
Concentration Risk, Percentage					72.10%
Sales Revenue, Net [Member] | Customer C [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Gross revenue generated					$ 75,301
Concentration Risk, Percentage					12.00%
Sales Revenue, Net [Member] | Subtotal [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Gross revenue generated					$ 453,466	$ 325,000
Concentration Risk, Percentage					72.10%	15.80%